Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net income	$ 178,258	$ 109,347	$ 76,920
Adjustments to reconcile net income to net cash from continuing operating activities:
Depreciation	48,648	46,071	51,338
Debt discount amortization	1,718	8,637	13,043
Earnings of equity method investments	(25,451)	(20,569)	(13,807)
(Income) loss from discontinued operations, net of tax	(2,356)	13,897	2,637
Deferred income taxes	47,187	27,714	46,282
Gain on debt repurchase		(1,634)	(10,733)
Changes in operating assets and liabilities:
Accounts receivable	(61,468)	(69,672)	(28,308)
Inventories	(94,754)	(190,201)	294,256
Floor plan notes payable	75,958	177,378	(188,811)
Accounts payable and accrued expenses	(31,421)	64,491	43,512
Other	(8,119)	44,057	10,667
Net cash from continuing operating activities	128,200	209,516	296,996
Investing Activities:
Purchase of equipment and improvements	(132,779)	(75,667)	(88,840)
Proceeds from sale-leaseback transactions			2,338
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(232,106)	(22,232)	(8,517)
Other	2,865	13,822	17,994
Net cash used in continuing investing activities	(362,020)	(84,077)	(77,025)
Financing Activities:
Proceeds from borrowings under U.S. credit agreement revolving credit line	663,400	632,000	409,900
Repayments under U.S. credit agreement revolving credit line	(531,400)	(632,000)	(409,900)
Repayments under U.S. credit agreement term loan	(7,000)	(15,000)	(60,000)
Repurchase of 3.5% senior subordinated convertible notes	(87,278)	(156,604)	(51,424)
Net borrowings (repayments) of other long-term debt	30,218	(14,369)	(17,402)
Net borrowings (repayments) of floor plan notes payable - non-trade	211,223	67,032	(78,652)
Proceeds from exercises of options, including excess tax benefit	3,370	540	349
Repurchases of common stock	(44,263)	(751)
Dividends	(21,992)
Net cash from (used in) continuing financing activities	216,278	(119,152)	(207,129)
Discontinued operations:
Net cash from (used in) discontinued operating activities	(65,362)	(12,153)	7,470
Net cash from (used in) discontinued investing activities	90,594	2,421	(3,518)
Net cash from (used in) discontinued financing activities	1,082	5,318	(14,664)
Net cash from discontinued operations	26,314	(4,414)	(10,712)
Net change in cash and cash equivalents	8,772	1,873	2,130
Cash and cash equivalents, beginning of period	19,904	18,031	15,901
Cash and cash equivalents, end of period	28,676	19,904	18,031
Cash paid for:
Interest	45,105	86,173	92,804
Income taxes	53,075	30,952	18,251
Seller financed/assumed debt	$ 4,865	$ 2,260